Partners' Capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		6 Months Ended
	Jan. 17, 2018	Jan. 18, 2017	Apr. 18, 2018	Apr. 20, 2017	Jun. 30, 2018	Dec. 31, 2017
Common units entitled to distribution					127,246,692	127,246,692
Preferred units entitled to distribution					12,983,333	12,983,333
Common Unitholders
Distributions per unit declared	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Common units entitled to distribution	127,246,692	122,343,706	127,246,692	123,631,036
General partner and IDR distributions	$ 195	$ 195	$ 195	$ 195
Preferred Unitholders
Distributions per unit declared	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333